Derivative Financial Instruments - Fair Values of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 01, 2014	Mar. 02, 2013
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	$ 5	$ 57
Derivative Liability, Fair Value	(2)	(11)
Designated as Hedging Instrument [Member] | Currency Forward Contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	0	13
Designated as Hedging Instrument [Member] | Currency Forward Contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	(7)	(10)
Designated as Hedging Instrument [Member] | Currency Option Contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	1	2
Designated as Hedging Instrument [Member] | Currency Option Contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	(1)	(10)
Designated as Hedging Instrument [Member] | Currency Option Contracts | Accumulated Other Comprehensive Income (Loss)
Derivatives, Fair Value [Line Items]
Option Premiums, Fair Value	$ (1)	$ (3)